Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,479	$ 7,148	$ 7,366	$ 7,255
Provision for credit losses	599	27	1,289	99
Write-offs, net of recoveries	(524)	(291)	(997)	(576)
Foreign exchange disposals and other adjustments	93	33	(11)	139
Allowance account for credit losses of financial assets, Balance at end of period	7,647	6,917	7,647	6,917
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,492	6,239	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	6,644	6,076	6,644	6,076
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,477	7,141	7,363	7,246
Provision for credit losses	600	27	1,290	101
Write-offs, net of recoveries	(524)	(291)	(997)	(576)
Foreign exchange disposals and other adjustments	91	33	(12)	139
Allowance account for credit losses of financial assets, Balance at end of period	7,644	6,910	7,644	6,910
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	7	3	9
Provision for credit losses	(1)		(1)	(2)
Foreign exchange disposals and other adjustments	2		1
Allowance account for credit losses of financial assets, Balance at end of period	3	7	3	7
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	2	1	2
Provision for credit losses		(1)		(1)
Foreign exchange disposals and other adjustments	1		1
Allowance account for credit losses of financial assets, Balance at end of period	2	1	2	1
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	5	2	7
Provision for credit losses	(1)	1	(1)	(1)
Foreign exchange disposals and other adjustments	1
Allowance account for credit losses of financial assets, Balance at end of period	1	6	1	6
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,492	6,239	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	6,644	6,076	6,644	6,076
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	985	902	931	856
Allowance account for credit losses of financial assets, Balance at end of period	1,000	834	1,000	834
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	330	250	323	261
Provision for credit losses	4	2	16	(8)
Write-offs, net of recoveries	(3)	2	(4)
Foreign exchange disposals and other adjustments	3	1	(1)	2
Allowance account for credit losses of financial assets, Balance at end of period	334	255	334	255
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,753	1,592	1,704	1,649
Provision for credit losses	183	113	445	165
Write-offs, net of recoveries	(181)	(116)	(377)	(241)
Foreign exchange disposals and other adjustments	11	6	(6)	22
Allowance account for credit losses of financial assets, Balance at end of period	1,766	1,595	1,766	1,595
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,407	2,328	2,352	2,314
Provision for credit losses	327	34	664	151
Write-offs, net of recoveries	(283)	(163)	(528)	(307)
Foreign exchange disposals and other adjustments	29	14	(8)	55
Allowance account for credit losses of financial assets, Balance at end of period	2,480	2,213	2,480	2,213
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,987	2,971	2,984	3,022
Provision for credit losses	86	(122)	165	(207)
Write-offs, net of recoveries	(57)	(14)	(88)	(28)
Foreign exchange disposals and other adjustments	48	12	3	60
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,064	$ 2,847	$ 3,064	$ 2,847